CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Mar. 31, 2025
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 20 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and the VIEs exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and the VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and the VIEs in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and VIEs” on the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of March 31, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

ESHALLGO INC.

PARENT COMPANY BALANCE SHEETS

	March 31,	March 31,
	2025	2024
ASSETS
Current assets
Cash	$2,885,258	$—
Amounts due from related parties	1,497,089	—
Other current assets	100,156	—
Intercompany receivable	3,564,119	1,008,708
Total current assets	8,046,622	1,008,708

Non-current assets
Investment in subsidiaries and VIEs	7,032,153	9,733,725

Total assets	$15,078,775	$10,742,433

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Convertible note payable	$2,391,945	$—
Derivative liability	2,032,530	—
Payroll payable	42,500	—
Amounts due to related parties	100	—
Accrued liabilities and other current liabilities	141,602	—
Total current liabilities	4,608,677	—

Total liabilities	$4,608,677	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary share, par value $0.0001 per share, 90,000,000 shares authorized, 17,842,778 and 14,429,000 shares issued and outstanding as of March 31, 2025 and 2024, respectively	1,784	1,463
Class B ordinary share, par value $0.0001 per share, 10,000,000 shares authorized, 5,856,000 shares issued and outstanding as of March 31, 2025 and 2024, respectively	586	586
Additional paid-in capital	13,754,806	3,175,965
Retained earnings (accumulatd deficits)	(2,422,343)	8,375,975
Accumulated other comprehensive loss	(864,735)	(811,556)
Total shareholders’ equity	10,470,098	10,742,433

Total liabilities and shareholders’ equity	$15,078,775	$10,742,433

ESHALLGO INC.

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	For the Years Ended
	March 31,
	2025	2024	2023
OPERATING EXPENSES
Selling expenses	$2,256,284	$—	$—
General and administrative expenses	5,239,764	—	—

OTHER INCOME
Interest expenses, net	(67,043)	—	—
Amortization of debt issuance costs	(230,700)	—	—
Loss on derivative liabilities	(356,134)	—	—

EQUITY IN EARNINGS (LOSS) OF SUBSIDIARIES AND VIES	$(2,648,393)	$8,652	$477,689

NET INCOME (LOSS)	(10,798,318)	8,652	477,689
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(53,179)	(526,589)	(790,166)
COMPREHENSIVE LOSS ATTRIBUTABLE TO THE COMPANY	$(10,851,497)	$(517,937)	$(312,477)

ESHALLGO INC.

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended
	March 31,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(10,798,318)	$8,652	$477,689
Adjustments to reconcile net cash flows used in operating activities:
Stock-based compensation	2,672,450	—	—
Issuance of Class A Ordinary Share for services	3,643,333	—	—
Amortization of debt issuance costs	356,134	—	—
Accrued interest expense for convertible notes	230,700	—	—
Debt restructuring loss	70,247	—	—

Changes in operating assets and liabilities:
Other current assets	(100,156)	—	—
Payroll payable	42,500	—	—
Accrued expenses and other current liabilities	141,602	—	—
Equity in earnings of subsidiary and VIEs	2,648,393	(8,652)	(477,689)
Net cash used in operating activities	(1,093,115)	—	—

CASH FLOWS FROM INVESTING ACTIVITIES:
Payments made to intercompany	(3,168,580)	—	—
Payments made to related parties	(1,497,089)	—	—
Net cash used in investing activities	(4,665,669)	—	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from initial public offerings, net of issuance costs	4,436,973	—	—
Net proceeds from issuance of convertible note	4,206,970	—	—
Proceeds from loans from related parties	99	—	—
Net cash provided by financing activities	8,644,042	—	—

CHANGES IN CASH AND CASH EQUIVALENTS	2,885,258	—	—

CASH AND CASH EQUIVALENTS, beginning of year	—	—	—

CASH AND CASH EQUIVALENTS, end of year	$2,885,258	$—	$—

SUPPLEMENTAL NON-CASH FINANCING ACTIVITY:
Increase of intercompany receivables due to Subsidiaries and VIEs collection of proceeds of issuance of Class A securities on behalf of the parent company	$—	$458,341	$548,367